                                   ARK FUNDS

                  Supplement dated April 1, 1998 to Prospectus
                          dated February 13, 1998 for
                            the Retail Class Shares

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

     The disclosure under "Summary -- Purchase, Exchange and Redemption of Shares" on page 3 is revised as follows:

     Investors may purchase Retail Class shares of the Portfolios at their net asset value plus the applicable sales charge by calling the Fund's distributor at 1-888-4ARK-FUND and requesting an account application or through qualified securities brokers or financial institutions ("Investment Professionals"). No sales charges are imposed on shares of the money market Portfolios and the Short-Term Treasury Portfolio. Shares of a Portfolio may be exchanged for shares of another Portfolio. Shareholders may redeem all or any portion of their shares at the net asset value next determined after the Fund's transfer agent has received the redemption request in good order. See "Purchases, Exchanges and Redemptions".

     Effective April 1, 1998, the information under "Fees and Expenses" is amended as follows:

                                                                      RETAIL CLASS
                                               ----------------------------------------------------------
                                               U.S. TREASURY   U.S. GOVERNMENT     MONEY       TAX-FREE
                                               MONEY MARKET     MONEY MARKET      MARKET     MONEY MARKET
      SHAREHOLDER TRANSACTION EXPENSES           PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)........      None             None           None          None
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering
  price).....................................      None             None           None          None
Maximum Contingent Deferred Sales Charge.....      None             None           None          None
Exchange Fee.................................      None             None           None          None
Redemption Fee...............................      None             None           None          None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)(1).............       .19%             .14%           .11%          .09%
12b-1 Fees...................................       .25%             .25%           .25%          .25%
Shareholder Services Fees (after
  waiver)(2).................................       .06%             .06%           .06%          .06%
Other Expenses(3)............................       .18%             .18%           .18%          .20%
---------------------------------------------------------------------------------------------------------
Total Operating Expenses (after
  waivers)(4)................................       .68%             .63%           .60%          .60%
---------------------------------------------------------------------------------------------------------

(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for each Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fee for each Portfolio would be .25%.
(2) A portion of the shareholder services fees is being waived for all Portfolios. Absent such waivers, the shareholder services fees would be .15%.
(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory, 12b-1 and shareholder services fees.
(4) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio would be .83%, .83%, .83% and .85%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YR   3 YRS   5 YRS   10 YRS
                                                             ----   -----   -----   ------
U.S. Treasury Money Market Portfolio.......................   7      22      38       85
U.S. Government Money Market Portfolio.....................   6      20      35       79
Money Market Portfolio.....................................   6      19      33       75
Tax-Free Money Market Portfolio............................   6      19      33       75

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                          RETAIL CLASS
                                  ---------------------------------------------------------------------------------------------
                                   SHORT-       SHORT-          U.S.        INTERMEDIATE
                                    TERM         TERM        GOVERNMENT        FIXED                   MARYLAND    PENNSYLVANIA
SHAREHOLDER TRANSACTION           TREASURY       BOND           BOND           INCOME       INCOME     TAX-FREE      TAX-FREE
EXPENSES                          PORTFOLIO   PORTFOLIO+     PORTFOLIO       PORTFOLIO+    PORTFOLIO   PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price)...............    None         4.50%*         4.50%*          4.50%*       4.50%*      4.50%*        4.50%*
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering
  price)........................    None         None           None            None         None        None          None
Maximum Contingent Deferred
  Sales Charge..................    None         None           None            None         None        None          None
Exchange Fee....................    None         None           None            None         None        None          None
Redemption Fee..................    None         None           None            None         None        None          None

ANNUAL OPERATING EXPENSES
  (as a percentage of average
  net assets)
Advisory Fees (after
  waivers)(1)...................     .35%         .70%           .66%            .49%         .51%        .49%          .65%
12b-1 Fees (after waivers)(2)...     .25%         .00%           .25%            .00%         .25%        .25%          .25%
Shareholder Services Fees (after
  waivers)(3)...................     .00%         .00%           .00%            .00%         .00%        .00%          .00%
Other Expenses(4)...............     .20%         .20%           .19%            .19%         .19%        .19%          .18%
-------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after
  waivers)(5)...................     .80%         .90%          1.10%            .68%         .95%        .93%         1.08%
-------------------------------------------------------------------------------------------------------------------------------

 +  Retail Class shares of this Portfolio are not currently being offered.
 * A portion of the sales load of 4.50% is currently being waived so that share purchases will be subject to a maximum sales load of 3.00%. These waivers will continue in effect through April 30, 1998 and thereafter may be discontinued at any time.
(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio and Maryland Tax-Free Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, and Maryland Tax-Free Portfolio would be .75%, .75%, .60%, .60%, and .65%, respectively.
(2) The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees would be .40% for the Short-Term Treasury Portfolio, .30% for the Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio.
(3) A portion of the shareholder services fees is being waived for all Portfolios. Absent such waivers, the shareholder services fees would be .15%.
(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory, 12b-1 and shareholder services fees.
(5) Absent the voluntary fee waivers described above, the total operating expenses for Retail Class shares of the Short-Term Treasury Portfolio, Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be 1.10%, 1.45%, 1.39%, 1.24%, 1.24%, 1.29% and 1.28%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) imposition of a 3% sales charge:

                                                       1 YR    3 YRS    5 YRS    10 YRS
                                                       ----    -----    -----    ------
Short-Term Treasury Portfolio........................    8      26       44        99
Short-Term Bond Portfolio............................   39      58       78       137
U.S. Government Bond Portfolio.......................   41      64       88       159
Intermediate Fixed Income Portfolio..................   37      51       67       112
Income Portfolio.....................................   39      59       81       143
Maryland Tax-Free Portfolio..........................   39      59       80       141
Pennsylvania Tax-Free Portfolio......................   41      63       88       158

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                             RETAIL CLASS
                                                            ----------------------------------------------
                                                                          EQUITY      EQUITY     BLUE CHIP
                                                            BALANCED      INCOME       INDEX      EQUITY
             SHAREHOLDER TRANSACTION EXPENSES               PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage
  of offering price)......................................    4.75%*       4.75%*      4.75%*      4.75%*
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price)...........................    None         None        None        None
Maximum Contingent Deferred Sales Charge..................    None         None        None        None
Exchange Fee..............................................    None         None        None        None
Redemption Fee............................................    None         None        None        None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fees (after waivers)(1)..........................     .56%         .64%        .06%        .60%
12b-1 Fees (after waivers)(2).............................     .25%         .25%        .25%        .25%
Shareholder Services Fees (after waivers)(3)..............     .00%         .00%        .00%        .00%
Other Expenses(after waivers)(4)..........................     .20%         .19%        .14%        .20%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after waivers)(5)...............    1.01%        1.08%        .45%       1.05%
----------------------------------------------------------------------------------------------------------

  * A portion of the sales load of 4.75% is currently being waived so that share purchases will be subject to a maximum sales load of 3.00%. These waivers will continue in effect through April 30, 1998 and thereafter may be discontinued at any time.
(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio and Blue Chip Equity Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio and Blue Chip Equity Portfolio would be .65%, .70%, .20% and .70%, respectively.
(2) The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees would be .40% for the Balanced Portfolio, Equity Income Portfolio and Equity Index Portfolio, and .55% for the Blue Chip Equity Portfolio.
(3) A portion of the shareholder service fees is being waived for all Portfolios. Absent such waivers, the shareholder services fees would be .15%.
(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory, 12b-1 and shareholder services fees. The Fund's administrator has agreed to waive, on a voluntary basis, .13% of its fee for the Equity Index Portfolio. Absent such waiver, other expenses for the Equity Index Portfolio would be .27%.
(5) Absent the voluntary fee waivers described above, total operating expenses for Retail Class shares of the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio and Blue Chip Equity Portfolio would be 1.40%, 1.44%, 1.02%, and 1.60%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) imposition of a 3% sales charge:

                                                             1 YR   3 YRS   5 YRS   10 YRS
                                                             ----   -----   -----   ------
Balanced Portfolio.........................................   40     61      84      150
Equity Income Portfolio....................................   41     63      88      158
Equity Index Portfolio.....................................   34     44      --       --
Blue Chip Equity Portfolio.................................   40     62      86      154

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

                                                                            RETAIL CLASS
                                    ---------------------------------------------------------------------------------------------
                                                                                                    INTERNATIONAL
                                     MID-CAP       VALUE                   CAPITAL     SMALL-CAP       EQUITY       INTERNATIONAL
                                      EQUITY      EQUITY       STOCK       GROWTH       EQUITY        SELECTION        EQUITY
SHAREHOLDER TRANSACTION EXPENSES    PORTFOLIO+   PORTFOLIO   PORTFOLIO+   PORTFOLIO   PORTFOLIO++     PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on
  Purchases (as a percentage of
  offering price).................     4.75%*      4.75%*       4.75%*      4.75%*       4.75%*         1.50%           4.75%*
Maximum Sales Load Imposed on
  Reinvested Dividends (as a
  percentage of offering price)...     None        None         None        None         None           None            None
Maximum Contingent Deferred Sales
  Charge..........................     None        None         None        None         None           None            None
Exchange Fee......................     None        None         None        None         None           None            None
Redemption Fee....................     None        None         None        None         None           None            None

ANNUAL OPERATING EXPENSES
  (as a percentage of average net
  assets)
Advisory Fees (after
  waivers)(1).....................      .74%        .87%         .65%        .65%         .79%           .55%            .63%
12b-1 Fees (after waivers)(2).....      .00%        .25%         .00%        .25%         .25%           .25%            .00%
Shareholder Services Fees (after
  waivers)(3).....................      .00%        .00%         .00%        .00%         .00%           .00%            .00%
Other Expenses (4)................      .21%        .18%         .25%        .21%         .20%           .20%            .92%
---------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after
  waivers)(5).....................      .95%       1.30%         .90%       1.11%        1.24%          1.00%           1.55%
---------------------------------------------------------------------------------------------------------------------------------

 +  Retail Class shares of this Portfolio are not currently being offered.
 ++ Formerly Special Equity Portfolio.
 * A portion of the sales load of 4.75% is currently being waived so that share purchases will be subject to a maximum sales load of 3.00%. These waivers will continue in effect through April 30, 1998 and thereafter may be discontinued at any time.
(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio and International Equity Selection Portfolio; the adviser to the International Equity Portfolio has agreed to waive, on a voluntary basis, a portion of its fee (and, if necessary, to reimburse other expenses) in order to limit the Portfolio's expense ratio to 1.55%, the advisory fees shown reflect those voluntary waivers. The advisers reserve the right to terminate the fee waivers at any time in their sole discretion. Absent such waivers, the advisory fees for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Selection Portfolio and International Equity Portfolio would be .80%, 1.00%, .70%, .70%, .80%, .65% and .80%, respectively.
(2) The Fund's distributor has agreed to waive, on a voluntary basis, a portion or all of its distribution fees for the Portfolios. Absent such waivers, the distribution fees would be .40% for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Selection Portfolio and International Equity Portfolio and .55% for the Stock Portfolio.
(3) A portion of the shareholder services fees is being waived for all Portfolios. Absent such waivers, the shareholder services fees would be .15%.
(4) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory, 12b-1 and shareholder services fees.
(5) Absent the voluntary fee waivers described above, the total operating expenses for Retail Class shares of the Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Selection and International Equity Portfolio would be 1.56%, 1.73%, 1.65%, 1.46%, 1.55%, 1.43% and 2.52%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Retail Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) imposition of a 3% sales charge (1.50% for the International Equity Selection Portfolio):

                                                               1       3       5       10
                                                               YR     YRS     YRS     YRS
                                                              ----   -----   -----   ------
Mid-Cap Equity Portfolio....................................   39     59       81     143
Value Equity Portfolio......................................   43     70       99     182
Stock Portfolio.............................................   39     58       78     137
Capital Growth Portfolio....................................   41     64       89     161
Small-Cap Equity Portfolio..................................   42     68       96     175
International Equity Selection Portfolio....................   25     46       69     136
International Equity Portfolio..............................   45     77      112     209

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

    The disclosure under "Financial Highlights" is amended as follows:
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table provides information about the financial history of the Retail Class of each Portfolio (excluding Portfolios which as of October 31, 1997 did not offer Retail Class shares). The table expresses the information in terms of a single share outstanding throughout the year or period. The information for the year ended April 30, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors for the Fund. Their report on the financial statements and financial highlights for the year ended April 30, 1997 is included in the Annual Report. The information for the six months ended October 31, 1997 (unaudited) is included in the Semi-Annual Report. The Annual Report and the Semi-Annual Report are incorporated by reference into the Statement of Additional Information. The table should be read in conjunction with the Portfolios' financial statements and the notes thereto which may be obtained free of charge from the Fund.

For a Share Outstanding Throughout the Year or Period Ended April 30,

                                                                                             Realized     Distri-
                                                                                                and       butions
                                                                      Net                   Unrealized     from
                                                                     Asset                   Gains or       Net
                                                                    Value,        Net        (Losses)     Invest-
                                                                   Beginning   Investment       on         ment
                                                                   of Period     Income     Investments   Income
-----------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
 1997a                                                              $ 1.00         0.02           --       (0.02)
 1997                                                                 1.00         0.05           --       (0.05)
 1996(1)                                                              1.00         0.02           --       (0.02)
----------------------
MONEY MARKET PORTFOLIO
----------------------
 1997a                                                              $ 1.00         0.03           --       (0.03)
 1997                                                                 1.00         0.05           --       (0.05)
 1996                                                                 1.00         0.05           --       (0.05)
 1995                                                                 1.00         0.05           --       (0.05)
 1994(2)                                                              1.00           --           --          --
-------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
-------------------------------
 1997a                                                              $ 1.00         0.02           --       (0.02)
 1997                                                                 1.00         0.03           --       (0.03)
 1996                                                                 1.00         0.03           --       (0.03)
 1995                                                                 1.00         0.03           --       (0.03)
 1994(3)                                                              1.00           --           --          --
--------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------
 1997a                                                              $ 1.00         0.02           --       (0.02)
-----------------------------
SHORT-TERM TREASURY PORTFOLIO
-----------------------------
 1997a                                                              $ 9.96         0.27         0.08       (0.26)
 1997(4)                                                              9.95         0.27         0.03       (0.28)
----------------
INCOME PORTFOLIO
----------------
 1997a                                                              $ 9.94         0.30         0.38       (0.30)
 1997                                                                 9.91         0.59         0.01       (0.57)
 1996                                                                 9.72         0.60         0.19       (0.60)
 1995                                                                 9.62         0.55         0.05       (0.47)
 1994(5)                                                              9.69         0.02        (0.06)      (0.03)
---------------------------
MARYLAND TAX-FREE PORTFOLIO
---------------------------
 1997a                                                              $ 9.87         0.21         0.32       (0.22)
 1997(6)                                                              9.96         0.13        (0.07)      (0.15)
-------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
-------------------------------
 1997a                                                              $ 9.92         0.22         0.30       (0.22)
 1997(6)                                                             10.01         0.13        (0.07)      (0.15)


                                                                                                           Ratio of
                                                                  Distri-    Net                  Net      Expenses
                                                                  butions   Asset               Assets        to
                                                                   from     Value,              End of     Average
                                                                  Capital   End of    Total     Period       Net
                                                                   Gains    Period   Return+     (000)      Assets
-------------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
 1997a                                                                --    $ 1.00     4.80%   $  29,201      0.68%
 1997                                                                 --      1.00     4.71       13,673      0.64
 1996(1)                                                              --      1.00     1.82        8,758      0.55*
----------------------
MONEY MARKET PORTFOLIO
----------------------
 1997a                                                                --    $ 1.00     5.25%   $ 159,387      0.60%
 1997                                                                 --      1.00     5.03      128,693      0.59
 1996                                                                 --      1.00     5.44      104,703      0.58
 1995                                                                 --      1.00     4.69       51,081      0.45
 1994(2)                                                              --      1.00     0.42           12      1.16*
-------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
-------------------------------
 1997a                                                                --    $ 1.00     3.22%   $  25,593      0.60%
 1997                                                                 --      1.00     3.01       16,495      0.55
 1996                                                                 --      1.00     3.53       16,179      0.34
 1995                                                                 --      1.00     2.74        2,491      0.75
 1994(3)                                                              --      1.00     0.20           50      1.25*
--------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------
 1997a                                                                --    $ 1.00     5.31%   $   7,804      0.63%
-----------------------------
SHORT-TERM TREASURY PORTFOLIO
-----------------------------
 1997a                                                                --    $10.05     3.51%++ $  17,119      0.78%
 1997(4)                                                           (0.01)     9.96     3.39       22,937      0.67*
----------------
INCOME PORTFOLIO
----------------
 1997a                                                                --    $10.32     6.93%++ $   5,696      0.94%
 1997                                                                 --      9.94     6.32        4,102      0.89
 1996                                                                 --      9.91     8.14        4,184      1.02
 1995                                                              (0.03)     9.72     6.45          296      1.23
 1994(5)                                                              --      9.62    (0.41)          30      1.72*
---------------------------
MARYLAND TAX-FREE PORTFOLIO
---------------------------
 1997a                                                                --    $10.18     5.45%++ $  20,272      0.91%
 1997(6)                                                              --      9.87     0.63        7,997      0.91*
-------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
-------------------------------
 1997a                                                                --    $10.22     5.32%++ $   2,011      0.85%
 1997(6)                                                              --      9.92     0.60        1,177      0.87*

                                                                   Ratio of     Ratio of
                                                                     Net        Expenses
                                                                  Investment   to Average
                                                                  Income to       Net
                                                                   Average       Assets     Portfolio    Average
                                                                     Net       (Excluding   Turnover    Commission
                                                                    Assets      Waivers)      Rate        Rate**
-------------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
 1997a                                                                4.69%        0.83%         --           --
 1997                                                                 4.62         0.83          --           --
 1996(1)                                                              4.71*        0.86*         --           --
----------------------
MONEY MARKET PORTFOLIO
----------------------
 1997a                                                                5.12%        0.83%         --           --
 1997                                                                 4.92         0.83          --           --
 1996                                                                 5.25         0.77          --           --
 1995                                                                 4.88         0.97          --           --
 1994(2)                                                              2.26*      592.55*         --           --
-------------------------------
TAX-FREE MONEY MARKET PORTFOLIO
-------------------------------
 1997a                                                                3.17%        0.85%         --           --
 1997                                                                 2.97         0.84          --           --
 1996                                                                 3.33         0.90          --           --
 1995                                                                 2.68         2.94          --           --
 1994(3)                                                              1.20*       32.17*         --           --
--------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------
 1997a                                                                5.06%        0.83%         --           --
-----------------------------
SHORT-TERM TREASURY PORTFOLIO
-----------------------------
 1997a                                                                5.02%        1.06%      63.59%          --
 1997(4)                                                              5.07*        0.91*     147.86           --
----------------
INCOME PORTFOLIO
----------------
 1997a                                                                5.92%        1.14%     101.74%          --
 1997                                                                 5.96         1.09      271.60           --
 1996                                                                 5.54         1.37      107.33           --
 1995                                                                 5.66        27.63       73.00           --
 1994(5)                                                              3.95*       55.35*      20.00           --
---------------------------
MARYLAND TAX-FREE PORTFOLIO
---------------------------
 1997a                                                                4.43%        1.11%       7.34%          --
 1997(6)                                                              4.70*        1.10*      11.13           --
-------------------------------
PENNSYLVANIA TAX-FREE PORTFOLIO
-------------------------------
 1997a                                                                4.39%        1.11%       8.71%          --
 1997(6)                                                              4.65*        1.12*      32.76           --

                                                                                             Realized     Distri-
                                                                                                and       butions
                                                                      Net                   Unrealized     from
                                                                     Asset                   Gains or       Net
                                                                    Value,        Net        (Losses)     Invest-
                                                                   Beginning   Investment       on         ment
                                                                   of Period     Income     Investments   Income
-----------------------------------------------------------------------------------------------------------------
------------------
BALANCED PORTFOLIO
------------------
 1997a                                                              $11.40         0.13         1.55       (0.14)
 1997                                                                11.35         0.28         0.56       (0.28)
 1996                                                                10.04         0.31         1.68       (0.31)
 1995                                                                10.15         0.27         0.05       (0.24)
 1994(7)                                                             10.62         0.01        (0.43)      (0.05)
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
 1997*(10)                                                          $11.01         0.14         1.23       (0.15)
--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------
 1997a                                                              $12.38         0.05         1.64       (0.05)
 1997(8)                                                             10.33         0.16         2.06       (0.16)
------------------------
CAPITAL GROWTH PORTFOLIO
------------------------
 1997a                                                              $11.87        (0.01)        2.55          --
 1997                                                                11.56         0.09         1.41       (0.13)
 1996                                                                10.18         0.12         2.15       (0.12)
 1995                                                                10.18         0.08         0.18       (0.08)
 1994(7)                                                             10.89           --        (0.71)         --
--------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO (FORMERLY SPECIAL EQUITY PORTFOLIO)
--------------------------------------------------------------
 1997a                                                              $ 8.53        (0.04)        2.37          --
 1997(8)                                                             15.47        (0.01)       (3.72)         --
------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
 1997a                                                              $10.44         0.03         0.28          --
 1997(9)                                                             10.63         0.01           --          --


                                                                                                           Ratio of
                                                                  Distri-    Net                  Net      Expenses
                                                                  butions   Asset               Assets        to
                                                                   from     Value,              End of     Average
                                                                  Capital   End of    Total     Period       Net
                                                                   Gains    Period   Return+     (000)      Assets
-------------------------------------------------------------------------------------------------------------------
------------------
BALANCED PORTFOLIO
------------------
 1997a                                                                --    $12.94    14.79%++ $  10,516      1.00%
 1997                                                              (0.51)    11.40     7.66        6,164      0.96
 1996                                                              (0.37)    11.35    20.23        3,323      1.09
 1995                                                              (0.19)    10.04     3.33          549      1.26
 1994(7)                                                              --     10.15    (3.95)         166      1.86*
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
 1997*(10)                                                            --    $12.23    12.44%++ $   1,905      1.03%
--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------
 1997a                                                                --    $14.02    13.65%++ $  28,467      1.04%
 1997(8)                                                           (0.01)    12.38    21.74       13,211      0.86*
------------------------
CAPITAL GROWTH PORTFOLIO
------------------------
 1997a                                                                --    $14.41    21.40%++ $  10,160      0.09%
 1997                                                              (1.06)    11.87    13.39       $5,595      0.56
 1996                                                              (0.77)    11.56    23.24        2,111      0.50
 1995                                                              (0.18)    10.18     2.74          404      1.23
 1994(7)                                                              --     10.18    (6.52)          87      1.92*
--------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO (FORMERLY SPECIAL EQUITY PORTFOLIO)
--------------------------------------------------------------
 1997a                                                                --    $10.86    27.32%++ $   1,623      1.26%
 1997(8)                                                           (3.21)     8.53   (27.14)       1,075      1.11*
------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
 1997a                                                                --    $10.75     2.97%++ $     760      1.55%
 1997(9)                                                           (0.20)    10.44    (0.15)         373      1.77*

                                                                   Ratio of     Ratio of
                                                                     Net        Expenses
                                                                  Investment   to Average
                                                                  Income to       Net
                                                                   Average       Assets     Portfolio    Average
                                                                     Net       (Excluding   Turnover    Commission
                                                                    Assets      Waivers)      Rate        Rate**
-------------------------------------------------------------------------------------------------------------------
------------------
BALANCED PORTFOLIO
------------------
 1997a                                                                2.18%        1.30%      35.19%       .0651
 1997                                                                 2.56         1.19      124.22        .0673
 1996                                                                 2.51         1.55      107.56           --
 1995                                                                 2.83         5.80       81.00           --
 1994(7)                                                              1.36*       15.08*      37.00           --
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
 1997*(10)                                                            2.31%        1.40%      16.34%       .0700
--------------------------
BLUE CHIP EQUITY PORTFOLIO
--------------------------
 1997a                                                                0.81%        1.49%      12.22%       .0700
 1997(8)                                                              1.29*        1.25*      46.91        .0727
------------------------
CAPITAL GROWTH PORTFOLIO
------------------------
 1997a                                                               (0.12)%       1.39%      94.04%       .0682
 1997                                                                 0.74         1.30      246.14        .0692
 1996                                                                 1.05         1.65      578.57           --
 1995                                                                 0.86         9.73      182.00           --
 1994(7)                                                           (0.27)*        30.78*      41.00           --
--------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO (FORMERLY SPECIAL EQUITY PORTFOLIO)
--------------------------------------------------------------
 1997a                                                               (0.84)%       1.56%     209.46%       .0660
 1997(8)                                                             (0.13)*       1.21*     704.41        .0678
------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
 1997a                                                                0.80%        2.45%      51.33%       .0389
 1997(9)                                                              0.16*        2.50*      26.65        .0381
      (a)  For the six months ended October 31, 1997 (unaudited).
        *  Annualized
       **  Average commission rate paid per share for security
           purchases and sales during the period. Presentation of
           the rate is only required for fiscal years beginning
           after September 1, 1995.
        +  Total return for the retail class does not include the
           one time sales charge
       ++  Returns are for the period indicated and have not been annualized.
      (1)  Commenced operations on December 15, 1995.
      (2)  Commenced operations on March 2, 1994.
      (3)  Commenced operations on March 15, 1994.
      (4)  Commenced operations on September 9, 1996.
      (5)  Commenced operations on April 12, 1994.
      (6)  Commenced operations on January 2, 1997.
      (7)  Commenced operations on March 9, 1994.
      (8)  Commenced operations on May 16, 1996.
      (9)  Commenced operations on November 1, 1996.
     (10)  Commenced operations on May 9, 1997.

     As of the date of this Prospectus, the Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Value Equity Portfolio and International Equity Selection Portfolio and the Retail Class of the Intermediate Fixed Income Portfolio, Mid-Cap Equity Portfolio and Stock Portfolio had not yet commenced operations.

     The disclosure in the first paragraph on page 19 under the International Equity Selection Portfolio is revised as follows:

INTERNATIONAL EQUITY SELECTION PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of the INTERNATIONAL EQUITY SELECTION PORTFOLIO is to provide long-term capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in shares of other mutual funds (the "underlying funds"), the portfolios of which consist primarily of equity securities of non-U.S. issuers. Under normal market conditions, and as an investment policy, the Portfolio will invest at least 65% of its total assets in underlying funds that are international equity funds. However, as an operational policy, the Portfolio anticipates investing substantially all of its assets in international equity funds. International equity funds are those which invest primarily in equity securities of companies located in three or more countries outside the United States. The adviser will attempt to identify and select a varied portfolio of international equity funds which presents the greatest long-term capital growth potential based on the adviser's analysis of many factors. The selection of international equity funds may include international equity funds that invest primarily in emerging markets or focus their investments on geographic regions. The selection of underlying funds involves an initial peer group screening process which assesses fund investment style, investment objectives and policies, and fund management. Rankings of certain independent rating services are also considered. Potential underlying funds which, in the adviser's view, meet these criteria will then be subject to further evaluation of investment policies, historic total return, size, volatility, manager tenure and operating expenses over various time periods. Also, on a macroeconomic level, a fund's geographical diversification is also considered. The underlying funds may be subject to more, less, the same or different investment restrictions than the Portfolio, and the adviser will consider these similarities and differences when making investment decisions.

     The disclosure under "Purchases, Exchanges and Redemptions" on pages 26 and 27 is revised as follows:

PURCHASES, EXCHANGES AND REDEMPTIONS
--------------------------------------------------------------------------------

WHO MAY INVEST?
--------------------------------------------------------------------------------

     Retail Class shares are designed for all investors seeking professionally managed mutual funds. Retail Class shares are sold on a continuous basis by the Fund's distributor, SEI Investments Distribution Co. (the "Distributor"). The principal office of the Distributor is Oaks, Pennsylvania 19456. If you wish to purchase Retail Class shares, you may contact your investment professional or telephone the Fund at 1-888-4ARK-FUND. Investors in Retail Class shares may also establish a brokerage account with a qualified securities broker or financial institution (an "Investment Professional"), such as First Maryland Brokerage Corporation.

     The minimum initial investment is $500 per Portfolio. Subsequent investments may be in any amount of $500 or more. If your total investment in a Portfolio falls below $500 due to redemption and you do not increase your total investment, your account may be closed and the proceeds mailed to you at the address on record. You will be given 30 days' notice to reestablish the minimum investment. Shares will be redeemed at the last calculated net asset value on the day the account is closed.

     PURCHASES BY MAIL. Shares may be purchased through the mail by forwarding a completed Account Application along with a check (in the case of a new account) or a check with the proper account information and investment instructions (in the case of existing accounts) to:

        ARK Funds
        P.O. Box 8525
        Boston, MA 02266-8525

     All purchases made by check should be in U.S. dollars and made payable to ARK Funds or for an IRA account, State Street Bank and Trust Company, as custodian. Third party checks will not be accepted. When purchases are made by check or through the Automatic Investment Plan, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

     PURCHASES BY WIRE.  Shares may be purchased by wiring money to:

        State Street Bank and Trust Company
        Boston, MA
        ABA 011000028
        Account Number:      99051609
        Attention:           [ARK Portfolio Name]
        Further Credit to:   [Account Name and Number]

     The wire instructions must include the account number. An order to purchase shares by Federal Funds wire will be deemed to have been received on the Business Day of the wire, provided that the Fund's transfer agent is notified at 1-888-4ARK-FUND by 12:00 p.m. of their intention to wire money.

     REDEMPTIONS BY MAIL. Written requests for redemptions from an account must be received in good order by the Fund's transfer agent in order to constitute a valid tender for redemption by mail. Requests should be mailed to:

        ARK FUNDS
        P.O. Box 8525
        Boston, MA 02266-8525

     The transfer agent may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. Signature guarantees will be required if: (a) the redemption request is an amount in excess of $25,000; (b) redemption proceeds are to be sent to a name and/or address that differs from the registered name or address of record; or (c) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee.

     REDEMPTIONS BY TELEPHONE. Investors wishing to redeem shares by telephone must provide the information requested in the Account Application. Thereafter, telephone redemption requests may be made by calling 1-888-4ARK-FUND. Payment for telephone redemptions will normally be transmitted on the next business day following receipt of a valid request for redemption. Investors may have the proceeds sent either by mail or wire.

BY WIRE: Shareholders of record may have their telephone redemption requests paid by a direct wire to a domestic commercial bank account previously designated by the shareholder on the Account Application. The Fund's transfer agent may deduct its then-current wire fee from the proceeds for wire redemptions. As of the date of this Prospectus, the fee was $10 for each wire redemption. There is no minimum for telephone redemptions paid by wire.

BY MAIL: Redemption proceeds may be paid by a check mailed to the name and address in which the shareholder's account is registered with the Fund. There is no minimum for telephone redemptions paid by check.

Investors may not close their accounts by telephone.

     Neither the Fund nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. To ensure the authenticity of redemption or exchange instructions received by telephone, the transfer agent examines each shareholder request by verifying the account number and/or tax identification number at the time the request is made. The transfer agent subsequently sends confirmations of the transaction to the shareholder for verification. If reasonable procedures are not employed, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

     REDEMPTION BY CHECKWRITING. Checkwriting is available for regular accounts investing in a money market Portfolio. The Fund will provide shareholders of record, upon request and without charge, with checks drawn on the Portfolio. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

     Checks drawn on the money market Portfolios may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as is the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-888-4ARK-FUND, and mail the completed form and signature card to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. As of the date of this Prospectus, the overdraft fee was $20.

     REDEMPTION BY TELEPHONE EXCHANGE. Investors may make telephone exchanges of shares held in their accounts for shares in any other Portfolio offering Retail Class shares by calling 1-888-4ARK-FUND. Shareholders wishing to use the telephone exchange privilege must check the appropriate box on the Account Application. The telephone exchange privilege is only available in states where exchanges from one Portfolio to another can lawfully be made.

     Telephone exchange requests received prior to 4:00 p.m. for an equity or fixed-income Portfolio, or prior to 12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 5:00 p.m. for the U.S. Government Money Market Portfolio and Money Market Portfolio, on any Business Day will be processed on the date of receipt. "Processing" a telephone exchange request means that shares in the Portfolio from which the shareholder is making the exchange will be redeemed at the net asset value per share as of 4:00 p.m. (12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 5:00 p.m. for the U.S. Government Money Market Portfolio and Money Market Portfolio) on the date of receipt. Purchases of shares for the Portfolio into which the shareholder is making an exchange will be effected on the same Business Day, at such other Portfolio's net asset value per share determined as of 4:00 p.m. (12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio or 5:00 p.m. for the U.S. Government Money Market Portfolio and Money Market

Portfolio) on such Business Day. Telephone exchange requests received after 4:00 p.m. for an equity or fixed-income Portfolio, or after 12:00 p.m. for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio, or 5:00 p.m. for the U.S. Government Money Market Portfolio and Money Market Portfolio, will be processed on the next Business Day in the manner described above. The Fund will not be responsible for the authenticity of exchange instructions received by telephone and the investor will bear the risk of loss.

     Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the Prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. The Fund reserves the right to reject any telephone exchange request and to modify or terminate the telephone exchange privilege at any time, upon 60 days' written notice.

     For more information on exchanging shares, please see "Purchases, Exchanges and Redemptions -- How Do I Exchange Shares?" above.

     AUTOMATIC INVESTMENT PLAN. Investors may arrange for periodic investments on any Business Day in a Portfolio through automatic deductions from a checking account by completing the appropriate section of the Account Application. The minimum pre-authorized investment amount is $50 per month per Portfolio. All IRA investments made through the plan will be credited as contributions for the current calendar year.

     SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan may be used by employees who wish to receive regular distributions from their accounts. Upon commencement of a withdrawal plan, an account must have a current value of $5,000 or more. Investors may elect to receive automatic payments of $50 or more via check or direct deposit to a checking account on a monthly, quarterly, semi-annual or annual basis. Automatic withdrawals are normally processed on the 25th day of the applicable month (if this is not a Business Day, then on the next Business Day) and are paid promptly thereafter. To arrange a withdrawal plan, an employee must complete the appropriate section of the Account Application.

     Investors should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending upon the frequency and amount of the withdrawal payments and/or fluctuations in the net asset value per share of the applicable Portfolio, their original investment could be exhausted entirely. To participate in the Systematic Withdrawal Program, investors must have their dividends automatically reinvested. Investors may change or cancel a withdrawal plan at any time, upon written notice to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525.

     IRA ACCOUNTS. Any of the Portfolios (other than the Tax-Free Money Market, Maryland Tax-Free and Pennsylvania Tax-Free Portfolios) may be used as an investment for an existing or new employee IRA account. IRA accounts are subject to minimum initial and subsequent investments of $100 ($50 through the Automatic Investment Plan) in a Portfolio and the applicable contribution limits set by the Internal Revenue Service. If a shareholder does not have an existing IRA that permits investments in the Portfolios, one may be established by obtaining an Account Application. All IRA investments made through the Automatic Investment Plan will be credited as contributions for the current calendar year. The telephone, wire and checkwriting privileges are not available to

IRA accounts. For more information about IRA accounts and to obtain an Account Application, call 1-888-4ARK-FUND.

HOW TO PURCHASE THROUGH INVESTMENT PROFESSIONALS
--------------------------------------------------------------------------------

     You may set up an account through your Investment Professional. Please contact your Investment Professional or call 1-800-ARK FUND for information on opening a brokerage account to invest in Retail Class shares of a Portfolio. The program materials/brokerage account application from your Investment Professional should be read in conjunction with this Prospectus. An Investment Professional may impose additional charges for its services and limitations may apply.

HOW DO I INVEST?
--------------------------------------------------------------------------------

     Payments for Retail Class shares of a money market Portfolio must be made by Federal Funds wire or other funds immediately available to the Portfolio. An order for the purchase of shares will become effective on the day of receipt of the order by the Fund's transfer agent and the shares purchased will be entitled to that day's dividend if the order, together with available funds, is received prior to 12:00 noon (for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio) or 5:00 p.m. (for the Money Market Portfolio and U.S. Government Money Market Portfolio). If a purchase order for the U.S. Treasury Money Market Portfolio or Tax-Free Money Market Portfolio, together with available funds, is received after 12:00 noon but before 4:00 p.m., it will be processed at the net asset value determined at 4:00 p.m. and the shares purchased will begin earning dividends the following Business Day. If an order or payment is received after 4:00 p.m. (for the U.S. Treasury Money Market Portfolio and Tax-Free Money Market Portfolio) or 5:00 p.m. (for the Money Market Portfolio and U.S. Government Money Market Portfolio), an investor will receive the net asset value next determined on the following Business Day.

     Investors who wish to receive same-day acceptance of investments in the Money Market Portfolio and the U.S. Government Money Market Portfolio must contact the Fund's transfer agent (or its authorized agent) before 5:00 p.m. to place the trade. In order for an investor to begin earning dividends on the Business Day the investment is made, the transfer agent must receive the wire before 5:00 p.m.

     Purchase orders for Retail Class shares of a fixed-income or equity Portfolio received by the transfer agent prior to 4:00 p.m. will be processed at that day's public offering price (the net asset value plus the applicable sales charge). The shares purchased will be eligible for dividends on the Business Day following the date the purchase order is accepted. Payment is expected at the time of the purchase order, but must be received within three Business Days of the date of the purchase order. If funds are not received within three Business Days, the order may be canceled and notice thereof provided to the party placing the order. Any fees or losses due to cancellation of a purchase order may be the responsibility of the party placing the order.

     When the NYSE or the Federal Reserve Bank of New York closes early, the Fund reserves the right to advance the time on any such day by which purchase orders must be received.

     If you have established an account through an Investment Professional, it is the responsibility of your Investment Professional to transmit your order to purchase and redeem shares to the transfer agent before the next-determined net asset value calculation on a Business Day in order for you to receive the next-determined share price. No certificates representing Retail Class shares will be issued.

     The Fund and the Distributor reserve the right to reject any purchase order.

EMPLOYEE INVESTMENT PROGRAM
--------------------------------------------------------------------------------

     Current and former trustees and officers of the Fund, current and retired officers, directors and regular employees of Allied Irish Banks, p.l.c. and its direct and indirect subsidiaries, and their spouses and minor children ("employees") may open an employee investment account directly with the Fund by making an initial investment of $100 ($50 if purchasing through the Automatic Investment Plan) or more in any Portfolio. Shares of the Portfolios may be purchased without a sales charge and may be redeemed for an employee account as described above. Automatic investment and systematic withdrawal plans are also available for employee accounts. To open an employee account call 1-888-4ARK-FUND to request an Account Application. For information on how to open an account, please see "Purchases, Exchanges and Redemptions" above.

     The third paragraph under "Purchases, Exchanges and Redemptions -- How Do I Exchange Shares?" on page 30 has been revised as follows:

     An exchange between the Retail Class and the Institutional Class or Institutional II Class of any Portfolio is generally not permitted, except that an exchange to the Institutional Class or Institutional II Class of a Portfolio will be permitted should a Retail Class shareholder become eligible to purchase Institutional Class or Institutional II Class shares. Investors who have been issued Institutional Class shares in a merger or a reorganization or who are currently Personal Trust Customers who will be receiving a distribution from their trust account may exchange their Institutional Class shares for Retail Class shares of any Portfolio or Portfolios of the Fund. These exchanges will be made on the basis of the net asset value of the shares exchanged. The Fund reserves the right to require shareholders to complete an application or other documentation in connection with the exchange. The Fund has received a private letter ruling from the Internal Revenue Service which provides that exchanges of shares of one class of a Portfolio for shares of another class of the same Portfolio will not constitute taxable events.

AK1111

                                   ARK FUNDS

                  Supplement dated April 1, 1998 to Prospectus
                          dated February 13, 1998 for
                         the Institutional Class Shares

     This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

     Effective April 1, 1998, the information under "Fees and Expenses" is amended as follows:

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                  INSTITUTIONAL CLASS
                                               ----------------------------------------------------------
                                               U.S. TREASURY   U.S. GOVERNMENT     MONEY       TAX-FREE
                                               MONEY MARKET     MONEY MARKET      MARKET     MONEY MARKET
                                                 PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               -------------   ---------------   ---------   ------------
Advisory Fees (after waivers)(1).............  .19%            .14%              .11%        .09%
Shareholder Services Fees (after
  waivers)(2)................................  .06%            .06%              .06%        .06%
Other Expenses(3)............................  .18%            .18%              .18%        .20%
                                               ----            ----              ----        ----
Total Operating Expenses (after
  waivers)(4)................................  .43%            .38%              .35%        .35%
                                               ====            ====              ====        ====

(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for each Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fee for each Portfolio would be .25%.

(2) A portion of the shareholder services fees is being waived for the Portfolios. Absent such waivers, the shareholder services fees would be .15%.

(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.

(4) Absent the voluntary fee waivers described above, total operating expenses for Institutional Class shares of the U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio and Tax-Free Money Market Portfolio would be .58%, .58% .58% and .60%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YR   3 YRS   5 YRS   10 YRS
                                                             ----   -----   -----   ------
U.S. Treasury Money Market Portfolio.......................   4      14      24       54
U.S. Government Money Market Portfolio.....................   4      12      21       48
Money Market Portfolio.....................................   4      11      20       44
Tax-Free Money Market Portfolio............................   4      11      20       44

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL CLASS
                             -----------------------------------------------------------------------------------------------
                             SHORT-TERM   SHORT-TERM   U.S. GOVERNMENT   INTERMEDIATE               MARYLAND    PENNSYLVANIA
                              TREASURY       BOND           BOND         FIXED INCOME    INCOME     TAX-FREE      TAX-FREE
                             PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                             ----------   ----------   ---------------   ------------   ---------   ---------   ------------
Advisory Fees (after
  waivers)(1)..............     .35%         .70%           .66%             .49%         .51%        .49%          .65%
Shareholder Services Fees
  (after waivers)(2).......     .06%         .06%           .06%             .06%         .06%        .06%          .06%
Other Expenses(3)..........     .20%         .20%           .19%             .19%         .19%        .19%          .18%
                                ----         ----           ----             ----         ----        ----          ----
Total Operating Expenses
  (after waivers)(4).......     .61%         .96%           .91%             .74%         .76%        .74%          .89%
                                ====         ====           ====             ====         ====        ====          ====

(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio and Maryland Tax-Free Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio and Maryland Tax-Free Portfolio would be .75%, .75%, .60%, .60% and .65%, respectively.

(2) A portion of the shareholder services fees is being waived for the Portfolios. Absent such waivers, the shareholder services fees would be .15%.

(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.

(4) Absent the voluntary fee waivers described above, the total operating expenses for Institutional Class shares of the Short-Term Treasury Portfolio, Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio would be .70%, 1.15%, 1.09%, .94%, .94%, .99%, and .98%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                              1 YR    3 YRS    5 YRS    10 YRS
                                                              ----    -----    -----    ------
Short-Term Treasury Portfolio...............................    6      20       34        76
Short-Term Bond Portfolio...................................   10      31       53       118
U.S. Government Bond Portfolio..............................    9      29       50       112
Intermediate Fixed Income Portfolio.........................    8      24       41        92
Income Portfolio............................................    8      24       42        94
Maryland Tax-Free Portfolio.................................    8      24       41        92
Pennsylvania Tax-Free Portfolio.............................    9      28       49       110

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                          INSTITUTIONAL CLASS
                                                             ---------------------------------------------
                                                                          EQUITY      EQUITY     BLUE CHIP
                                                             BALANCED     INCOME       INDEX      EQUITY
                                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                             ---------   ---------   ---------   ---------
Advisory Fees (after waivers)(1)...........................    .56%        .64%        .06%        .60%
Shareholder Services Fees (after waivers)(2)...............    .06%        .06%        .00%        .06%
Other Expenses (after waivers)(3)..........................    .20%        .19%        .14%        .20%
                                                               ----        ----        ----        ----
Total Operating Expenses (after waivers)(4)................    .82%        .89%        .20%        .86%
                                                               ====        ====        ====        ====

(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio and Blue Chip Equity Portfolio and the advisory fees shown reflect those voluntary waivers. The adviser reserves the right to terminate its fee waivers at any time in its sole discretion. Absent such waivers, the advisory fees for the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio and Blue Chip Equity Portfolio would be .65%, .70%, .20% and .70%, respectively.

(2) A portion of the shareholder services fees is being waived for the Portfolios. Absent such waivers, the shareholder services fees would be .15%.

(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees. The Fund's administrator has agreed to waive, on a voluntary basis, .13% of its fee for the Equity Index Portfolio. Absent such waiver, other expenses for the Equity Index Portfolio would be .27%.

(4) Absent the voluntary fee waivers described above, total operating expenses for Institutional Class shares of the Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio and Blue Chip Equity Portfolio would be 1.00%, 1.04%, .62% and 1.05%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

     An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YR   3 YRS   5 YRS   10 YRS
                                                             ----   -----   -----   ------
Balanced Portfolio.........................................    8     26      46      101
Equity Income Portfolio....................................    9     28      49      110
Equity Index Portfolio.....................................    2      6      --       --
Blue Chip Equity Portfolio.................................    9     27      48      106

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------

                                                                         INSTITUTIONAL CLASS
                                    ---------------------------------------------------------------------------------------------
                                     MID-CAP      VALUE                  CAPITAL    SMALL-CAP     INTERNATIONAL     INTERNATIONAL
                                     EQUITY      EQUITY       STOCK      GROWTH       EQUITY     EQUITY SELECTION      EQUITY
                                    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO*      PORTFOLIO         PORTFOLIO
                                    ---------   ---------   ---------   ---------   ----------   ----------------   -------------
Advisory Fees (after
  waivers)(1).....................     .74%       .87%        .65%         .65%        .79%            .55%              .63%
Shareholder Services Fees (after
  waivers)(2).....................     .06%       .06%        .06%         .06%        .06%            .06%              .00%
Other Expenses(3).................     .21%       .18%        .25%         .21%        .20%            .20%              .92%
                                      -----       ----        ----        -----       -----            ----             -----
Total Operating Expenses (after
  waivers)(4).....................    1.01%      1.11%        .96%         .92%       1.05%            .81%             1.55%
                                      =====       ====        ====        =====       =====            ====             =====

*   Formerly Special Equity Portfolio.

(1) The adviser has agreed to waive, on a voluntary basis, a portion of its fees for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio and International Equity Selection Portfolio; the adviser to the International Equity Portfolio has agreed to waive, on a voluntary basis, a portion of its fee (and, if necessary, to reimburse other expenses) in order to limit the Portfolio's expense ratio to 1.55%. The advisory fees shown reflect those voluntary waivers. The advisers reserve the right to terminate the fee waivers at any time in their sole discretion. Absent such waivers, the advisory fees for the Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Selection Portfolio and International Equity Portfolio would be .80%, 1.00%, .70%, .70%, .80%, .65% and .80%, respectively.

(2) A portion of the shareholder services fees is being waived for the Portfolios. Absent such waivers, the shareholder services fees would be .15%.

(3) Other expenses are estimated based on amounts incurred during the previous fiscal year and include all expenses except nonrecurring account fees, brokerage commissions and other capital items, and advisory and shareholder services fees.

(4) Absent the voluntary fee waivers described above, the total operating expenses for Institutional Class shares of the Mid-Cap Equity Portfolio, Value Equity Portfolio, Stock Portfolio, Capital Growth Portfolio, Small-Cap Equity Portfolio, International Equity Selection Portfolio and International Equity Portfolio would be 1.16%, 1.33%, 1.10%, 1.06%, 1.15%, 1.00%, and
    2.12%, respectively.

EXAMPLE
--------------------------------------------------------------------------------

    An investor in Institutional Class shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                              1 YR   3 YRS   5 YRS   10 YRS
                                                              ----   -----   -----   ------
Mid-Cap Equity Portfolio....................................   10     32      56      124
Value Equity Portfolio......................................   11     35      61      135
Stock Portfolio.............................................   10     31      53      118
Capital Growth Portfolio....................................    9     29      51      113
Small-Cap Equity Portfolio..................................   11     33      58      128
International Equity Selection Portfolio....................    8     26      45      100
International Equity Portfolio..............................   16     49      84      185

The example assumes that all dividends and distributions are reinvested and that the amounts listed under "Total Operating Expenses" remain the same in the years shown. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown.

     The disclosure in the first paragraph on page 21 under the International Equity Selection Portfolio is revised as follows:

INTERNATIONAL EQUITY SELECTION PORTFOLIO
--------------------------------------------------------------------------------

     The investment objective of the INTERNATIONAL EQUITY SELECTION PORTFOLIO is to provide long-term capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in shares of other mutual funds (the "underlying funds"), the portfolios of which consist primarily of equity securities of non-U.S. issuers. Under normal market conditions, and as an investment policy, the Portfolio will invest at least 65% of its total assets in underlying funds that are international equity funds. However, as an operational policy, the Portfolio anticipates investing substantially all of its assets in international equity funds. International equity funds are those which invest primarily in equity securities of companies located in three or more countries outside the United States. The adviser will attempt to identify and select a varied portfolio of international equity funds which presents the greatest long-term capital growth potential based on the adviser's analysis of many factors. The selection of international equity funds may include international equity funds that invest primarily in emerging markets or focus their investments on geographic regions. The selection of underlying funds involves an initial peer group screening process which assesses fund investment style, investment objectives and policies, and fund management. Rankings of certain independent rating services are also considered. Potential underlying funds which, in the adviser's view, meet these criteria will then be subject to further evaluation of investment policies, historic total return, size, volatility, manager tenure and operating expenses over various time periods. Also, on a macroeconomic level, a fund's geographical diversification is also considered. The underlying funds may be subject to more, less, the same or different investment restrictions than the Portfolio, and the adviser will consider these similarities and differences when making investment decisions.

     The disclosure in the first paragraph under "Distribution Options" on page 32 is revised as follows:

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

     Each money market Portfolio declares dividends daily and pays them monthly. Income dividends for the Short-Term Treasury Portfolio, Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio and Equity Income Portfolio are declared and paid monthly; for the Balanced Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Mid-Cap Equity Portfolio, Value Equity Portfolio and Stock Portfolio dividends are declared and paid quarterly; and for the Capital Growth Portfolio, Small-Cap Equity Portfolio (formerly Special Equity Portfolio), International Equity Selection Portfolio and International Equity Portfolio dividends are declared and paid annually. Commencing March 1, 1998, income dividends on Short-Term Treasury Portfolio, Short-Term Bond Portfolio, U.S. Government Bond Portfolio, Intermediate Fixed Income Portfolio, Income Portfolio, Maryland Tax-Free Portfolio and Pennsylvania Tax-Free Portfolio will be declared daily and paid monthly. Income dividends for all other Portfolios will be declared and paid monthly, quarterly or annually, as the case may be. Net realized capital gains, if any, for any Portfolio are declared and paid at least annually.

AK2222